Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($)	Dec. 31, 2015		Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 881,450,000		$ 1,194,391,000
Loans held-for-sale	27,418,000		27,910,000
Securities available for sale, Fair Value	3,929,846,000	[1]	3,556,613,000	[2]
Total other assets	135,605,000		162,270,000
Total assets	4,815,903,000		4,785,378,000
Total other liabilities	108,339,000		119,239,000
Total liabilities	674,358,000		713,553,000
Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	3,771,430,000		3,400,807,000
Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0		0
Securities available for sale, Fair Value	26,434,000		26,264,000
Total other assets	33,760,000		28,010,000
Total assets	60,194,000		54,274,000
Total other liabilities	3,527,000		2,035,000
Total liabilities	3,527,000		2,035,000
Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	0		0
Securities available for sale, Fair Value	3,743,496,000		3,371,236,000
Total other assets	100,004,000		131,743,000
Total assets	4,720,573,000		4,691,728,000
Total other liabilities	100,002,000		111,964,000
Total liabilities	666,021,000		706,278,000
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held-for-sale	27,418,000		27,910,000
Securities available for sale, Fair Value	1,500,000		3,307,000
Total other assets	1,841,000		2,517,000
Total assets	35,136,000		39,376,000
Total other liabilities	4,810,000		5,240,000
Total liabilities	4,810,000		5,240,000
U.S. treasuries
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	100,000		100,000
U.S. treasuries | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
U.S. treasuries | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	100,000		100,000
U.S. treasuries | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Government Agency Issued Mortgage-Backed Securities ("MBS")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	1,573,611,000		751,165,000
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	1,573,611,000		751,165,000
Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	2,169,683,000		2,611,266,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	2,169,683,000		2,611,266,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Other U.S. Government Agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	102,000		1,807,000
Other U.S. Government Agencies | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Other U.S. Government Agencies | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	102,000		0
Other U.S. Government Agencies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		1,807,000
States And Municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	1,500,000		10,205,000
States And Municipalities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
States And Municipalities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		8,705,000
States And Municipalities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	1,500,000		1,500,000
Equity, Mutual Funds, And Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	26,434,000		26,264,000
Equity, Mutual Funds, And Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	26,434,000		26,264,000
Equity, Mutual Funds, And Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Equity, Mutual Funds, And Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Securities available for sale, Fair Value	0		0
Mortgage Servicing Rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	1,841,000		2,517,000
Mortgage Servicing Rights | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Mortgage Servicing Rights | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Mortgage Servicing Rights | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	1,841,000		2,517,000
Deferred Compensation Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	29,399,000		25,665,000
Deferred Compensation Assets | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	29,399,000		25,665,000
Deferred Compensation Assets | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Deferred Compensation Assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Derivatives, Forwards And Futures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	4,361,000		2,345,000
Total other liabilities	3,527,000		2,035,000
Derivatives, Forwards And Futures | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	4,361,000		2,345,000
Total other liabilities	3,527,000		2,035,000
Derivatives, Forwards And Futures | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Forwards And Futures | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Interest Rate Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	99,855,000		131,631,000
Total other liabilities	100,002,000		111,964,000
Derivatives, Interest Rate Contracts | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Interest Rate Contracts | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	99,855,000		131,631,000
Total other liabilities	100,002,000		111,964,000
Derivatives, Interest Rate Contracts | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	149,000		112,000
Total other liabilities	4,810,000		5,240,000
Derivatives, Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	0		0
Derivatives, Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	149,000		112,000
Total other liabilities	0		0
Derivatives, Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	0		0
Total other liabilities	4,810,000		5,240,000
Fixed Income
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	877,078,000		1,188,754,000
Total trading liabilities - fixed income	566,019,000		594,314,000
Fixed Income | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0		0
Fixed Income | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	877,073,000		1,188,749,000
Total trading liabilities - fixed income	566,019,000		594,314,000
Fixed Income | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,000		5,000
Total trading liabilities - fixed income	0		0
Fixed Income | U.S. treasuries
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	64,483,000		115,908,000
Total trading liabilities - fixed income	284,275,000		286,016,000
Fixed Income | U.S. treasuries | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0		0
Fixed Income | U.S. treasuries | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	64,483,000		115,908,000
Total trading liabilities - fixed income	284,275,000		286,016,000
Fixed Income | U.S. treasuries | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0		0
Fixed Income | Government Agency Issued Mortgage-Backed Securities ("MBS")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	258,899,000		330,443,000
Fixed Income | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	258,899,000		330,443,000
Fixed Income | Government Agency Issued Mortgage-Backed Securities ("MBS") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	99,260,000		188,632,000
Fixed Income | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	99,260,000		188,632,000
Fixed Income | Government Agency Issued Collateralized Mortgage Obligations ("CMO") | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Other U.S. Government Agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	83,740,000		127,263,000
Total trading liabilities - fixed income			1,958,000
Fixed Income | Other U.S. Government Agencies | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income			0
Fixed Income | Other U.S. Government Agencies | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	83,740,000		127,263,000
Total trading liabilities - fixed income			1,958,000
Fixed Income | Other U.S. Government Agencies | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income			0
Fixed Income | States And Municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	32,729,000		54,647,000
Fixed Income | States And Municipalities | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | States And Municipalities | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	32,729,000		54,647,000
Fixed Income | States And Municipalities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Trading Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities			15,088,000
Fixed Income | Trading Loans | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities			0
Fixed Income | Trading Loans | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities			15,088,000
Fixed Income | Trading Loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities			0
Fixed Income | Corporate And Other Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	331,714,000		354,183,000
Total trading liabilities - fixed income	281,744,000		306,340,000
Fixed Income | Corporate And Other Debt | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Total trading liabilities - fixed income	0		0
Fixed Income | Corporate And Other Debt | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	331,709,000		354,178,000
Total trading liabilities - fixed income	281,744,000		306,340,000
Fixed Income | Corporate And Other Debt | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5,000		5,000
Total trading liabilities - fixed income	0		0
Fixed Income | Equity, Mutual Funds, And Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	6,253,000		2,590,000
Fixed Income | Equity, Mutual Funds, And Other | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Fixed Income | Equity, Mutual Funds, And Other | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	6,253,000		2,590,000
Fixed Income | Equity, Mutual Funds, And Other | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	4,372,000		5,637,000
Mortgage Banking | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	0		0
Mortgage Banking | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 4,372,000		$ 5,637,000

[1]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .